Events after the Reporting Period (Details) - Schedule of acquisition-date fair values of the assets - Net Assets Incorporated [Member]	9 Months Ended
Mar. 31, 2023 USD ($)
Consideration of payment:
Immediate cash payment	$ 1,931,112
Deferred payment (present value)	488,430
Shares to be issued (64,093 shares) (present value)	217,916
Total consideration	2,637,458
Current assets
Cash	228
Accounts receivable	316,972
Other receivables	1,044,808
Inventory	532,231
Total current assets	1,894,239
Non-current assets
Fixed Assets	1,138,026
Intangible Assets	3,824,054
Right of use of assets	43,507
Total non-current-assets	5,005,587
Total assets	6,899,826
Current liabilities
Accounts Payable	1,384,980
Financial Debt	1,176,089
Other Liabilities	356,757
Total current liabilities	2,917,826
Non-current liabilities
Financial Debt	119,464
Other Liabilities	177,367
Deferred Tax Liability	1,297,436
Total non-current liabilities	1,594,267
Total Liabilities	4,512,093
Net assets	2,387,733
Goodwill	$ 249,725